Share - based compensation - Black-Scholes Option Pricing Model (Details)	12 Months Ended
	Oct. 31, 2023 Y $ / shares	Oct. 31, 2022 Y $ / shares
Share - based compensation
Share Price	$ 2.40	$ 8.02
Exercise Price	$ 2.61	$ 8.05
Votality	69.00%	85.00%
Expected option life (years) | Y	2.16	2.00
Weighted average fair value	$ 1.85	$ 5.90
Risk free interest rate	4.73%	2.60%